Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Plan participants	$ 20,363,633
Employer, net of forfeitures	8,941,093
Rollovers	1,737,641
Total contributions	31,042,367
Investment income:
Interest and dividends	16,499,254
Net appreciation in fair value of investments	48,607,434
Total investment income	65,106,688
Interest on notes receivable from participants	516,923
Benefits paid to participants	(35,184,799)
Other, net	433,932
Net increase in net assets available for benefits	61,915,111
Beginning of year	390,949,819
End of year	$ 452,864,930